Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	May 17, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Contract assets
Deferred revenue		2,285	$ 2,421
Deferred revenue balance		$ 2,228		$ 3,050
Earnout shares (in Shares)	4,800,000
SunCar [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest		100.00%